Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Corporate Bonds (45.3%)	Shares/ Par +	Value $ (000’s)
Basic Materials (1.9%)
BHP Billiton Finance USA, Ltd. 5.000%, 2/21/30	810,000	823
Celanese US Holdings LLC
1.400%, 8/5/26	445,000	425
6.415%, 7/15/27	275,000	280
Corporacion Nacional del Cobre de Chile
3.000%, 9/30/29 §	650,000	594
3.625%, 8/1/27 §	200,000	195
EQUATE Petrochemical Co. KSC 5.000%, 5/18/25 §	960,000	960
FMC Corp. 3.450%, 10/1/29	419,000	387
LYB International Finance III LLC 1.250%, 10/1/25	373,000	366
Ma’aden Sukuk, Ltd. 5.250%, 2/13/30 144A	710,000	718
Nucor Corp. 3.950%, 5/23/25	275,000	275
Nutrien, Ltd. 4.900%, 3/27/28	240,000	242
POSCO 4.375%, 8/4/25 §	1,000,000	998
Rio Tinto Finance (USA) PLC 4.875%, 3/14/30	395,000	399
The Sherwin-Williams Co.
4.250%, 8/8/25	230,000	230
4.550%, 3/1/28	440,000	441

Total		7,333

Communications (2.1%)
AT&T, Inc.
4.100%, 2/15/28	205,000	203
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 7/23/25	482,000	482
6.150%, 11/10/26	255,000	260
Cox Communications, Inc.
3.350%, 9/15/26 144A	175,000	172
3.500%, 8/15/27 144A	215,000	210
Crown Castle Towers LLC 4.241%, 7/15/48 144A	175,000	171
KT Corp.
4.000%, 8/8/25 144A	1,020,000	1,017
4.125%, 2/2/28 144A	200,000	198
NBN Co., Ltd. 1.450%, 5/5/26 144A	1,000,000	969
Netflix, Inc. 4.875%, 4/15/28	225,000	228
NTT Finance Corp. 4.239%, 7/25/25 144A	200,000	200
Omnicom Group, Inc. 3.600%, 4/15/26	185,000	183
Rogers Communications, Inc.
3.200%, 3/15/27	815,000	793
5.000%, 2/15/29	990,000	991

Corporate Bonds (45.3%)	Shares/ Par +	Value $ (000’s)
Communications continued
T-Mobile USA, Inc.
2.250%, 2/15/26	470,000	460
3.500%, 4/15/25	595,000	595
Uber Technologies, Inc. 4.500%, 8/15/29 144A	921,000	905
Verizon Communications, Inc. 2.100%, 3/22/28	436,000	407

Total		8,444

Consumer, Cyclical (6.8%)
Advance Auto Parts, Inc. 5.900%, 3/9/26	475,000	474
American Airlines Pass-Through Trust, Series 2017-2, Class B 3.700%, 4/15/27	131,982	131
American Honda Finance Corp. 5.650%, 11/15/28	675,000	698
Aptiv Swiss Holdings, Ltd. 4.650%, 9/13/29	270,000	266
BMW US Capital LLC 4.600%, 8/13/27 144A	970,000	971
Daimler Truck Finance North America LLC
5.000%, 1/15/27 144A	190,000	191
5.125%, 9/25/27 144A	345,000	349
5.150%, 1/16/26 144A	165,000	166
Darden Restaurants, Inc. 4.350%, 10/15/27	560,000	556
Dollar General Corp.
3.875%, 4/15/27	188,000	185
4.125%, 5/1/28	632,000	622
4.625%, 11/1/27	310,000	311
5.200%, 7/5/28	347,000	352
Ford Motor Credit Co. LLC
5.125%, 6/16/25	605,000	605
5.125%, 11/5/26	385,000	383
5.800%, 3/5/27	485,000	487
5.918%, 3/20/28	300,000	301
General Motors Financial Co., Inc.
5.050%, 4/4/28	780,000	781
5.350%, 7/15/27	575,000	580
5.400%, 4/6/26	300,000	301
5.400%, 5/8/27	235,000	237
Hyundai Capital America
4.850%, 3/25/27 144A	455,000	455
5.000%, 1/7/28 144A	465,000	466
5.250%, 1/8/27 144A	200,000	202
5.500%, 3/30/26 144A	270,000	272
5.600%, 3/30/28 144A	350,000	357
6.250%, 11/3/25 144A	260,000	262
Hyundai Capital Services, Inc. 2.125%, 4/24/25 144A	200,000	200
LG Energy Solution, Ltd. 5.375%, 7/2/27 §	775,000	780
Lowe’s Companies, Inc.
3.350%, 4/1/27	175,000	171
4.400%, 9/8/25	660,000	659

Short-Term Bond Portfolio

Corporate Bonds (45.3%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
4.800%, 4/1/26	385,000	386
Marriott International, Inc.
3.125%, 6/15/26	809,000	795
5.450%, 9/15/26	195,000	197
5.750%, 5/1/25	120,000	120
Mattel, Inc.
3.375%, 4/1/26 144A	673,000	662
5.875%, 12/15/27 144A	485,000	486
McDonald’s Corp. 3.800%, 4/1/28	894,000	880
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26 144A	410,000	411
4.800%, 1/11/27 144A	1,170,000	1,174
O’Reilly Automotive, Inc. 5.750%, 11/20/26	1,133,000	1,154
Ross Stores, Inc.
0.875%, 4/15/26	765,000	737
4.600%, 4/15/25	1,355,000	1,355
Starbucks Corp.
2.000%, 3/12/27	165,000	157
4.000%, 11/15/28	155,000	153
4.750%, 2/15/26	465,000	466
Stellantis Finance US, Inc. 5.350%, 3/17/28 144A	200,000	200
Toyota Motor Credit Corp.
3.050%, 3/22/27	325,000	317
4.350%, 10/8/27	600,000	600
4.550%, 8/7/26	605,000	607
VF Corp. 2.800%, 4/23/27	455,000	431
Volkswagen Group of America Finance LLC
3.950%, 6/6/25 144A	390,000	389
4.850%, 8/15/27 144A	680,000	680
5.050%, 3/27/28 144A	320,000	320
5.700%, 9/12/26 144A	555,000	562
5.800%, 9/12/25 144A	395,000	397
6.000%, 11/16/26 144A	380,000	387

Total		26,794

Consumer, Non-cyclical (7.2%)
AbbVie, Inc. 2.950%, 11/21/26	1,120,000	1,096
Altria Group, Inc. 2.625%, 9/16/26	424,000	412
BAT International Finance PLC
1.668%, 3/25/26	475,000	461
4.448%, 3/16/28	1,010,000	1,005
Becton Dickinson and Co. 4.693%, 2/13/28	805,000	808
Cencora, Inc.
3.450%, 12/15/27	124,000	121
4.625%, 12/15/27	330,000	331
4.850%, 12/15/29	175,000	176
Centene Corp. 4.625%, 12/15/29	1,680,000	1,610
Coca-Cola European Partners PLC 1.500%, 1/15/27 144A	200,000	190
CSL Finance PLC 3.850%, 4/27/27 144A	200,000	197
CVS Health Corp.
1.300%, 8/21/27	1,070,000	988

Corporate Bonds (45.3%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
2.875%, 6/1/26	386,000	378
3.000%, 8/15/26	220,000	215
4.300%, 3/25/28	345,000	341
5.000%, 2/20/26	1,176,000	1,178
Element Fleet Management Corp.
5.037%, 3/25/30 144A	375,000	375
5.643%, 3/13/27 144A	355,000	361
Elevance Health, Inc. 5.350%, 10/15/25	180,000	180
ERAC USA Finance LLC
4.600%, 5/1/28 144A	735,000	738
5.000%, 2/15/29 144A	280,000	283
HCA, Inc.
3.125%, 3/15/27	580,000	563
5.625%, 9/1/28	870,000	890
5.875%, 2/15/26	390,000	392
Health Care Service Corp.
1.500%, 6/1/25 144A	780,000	776
5.200%, 6/15/29 144A	290,000	295
Heineken NV 3.500%, 1/29/28 144A	1,972,000	1,924
The Hershey Co. 4.550%, 2/24/28	230,000	232
Highmark, Inc. 1.450%, 5/10/26 144A	205,000	197
Humana, Inc.
1.350%, 2/3/27	75,000	71
4.500%, 4/1/25	565,000	565
5.750%, 3/1/28	140,000	144
Icon Investments Six DAC 5.809%, 5/8/27	735,000	750
IQVIA, Inc. 6.250%, 2/1/29	255,000	266
The Kroger Co.
2.650%, 10/15/26	404,000	393
3.700%, 8/1/27	103,000	101
Mars, Inc.
4.550%, 4/20/28 144A	770,000	773
4.600%, 3/1/28 144A	560,000	562
4.800%, 3/1/30 144A	515,000	518
PeaceHealth Obligated Group 1.375%, 11/15/25	105,000	103
Pernod Ricard SA 3.250%, 6/8/26 144A	835,000	822
Philip Morris International, Inc.
4.875%, 2/13/26	490,000	491
5.000%, 11/17/25	295,000	296
S&P Global, Inc. 2.450%, 3/1/27	1,120,000	1,085
Solventum Corp. 5.450%, 2/25/27	985,000	999
Stryker Corp.
4.250%, 9/11/29	390,000	385
4.700%, 2/10/28	855,000	861
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	564,000	556
Viatris, Inc. 2.300%, 6/22/27	429,000	404
Viterra Finance BV
2.000%, 4/21/26 144A	200,000	194

Short-Term Bond Portfolio

Corporate Bonds (45.3%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
4.900%, 4/21/27 144A	600,000	600
Zoetis, Inc. 3.000%, 9/12/27	612,000	592

Total		28,244

Energy (4.3%)
BP Capital Markets America, Inc. 4.234%, 11/6/28	315,000	312
BP Capital Markets PLC 3.723%, 11/28/28	465,000	454
Canadian Natural Resources, Ltd.
2.050%, 7/15/25	910,000	903
3.850%, 6/1/27	440,000	433
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	547,000	552
Columbia Pipelines Holding Co. LLC 6.055%, 8/15/26 144A	90,000	91
DCP Midstream Operating LP 5.375%, 7/15/25	662,000	662
Diamondback Energy, Inc. 5.200%, 4/18/27	265,000	268
Enbridge, Inc.
5.900%, 11/15/26	230,000	235
6.000%, 11/15/28	190,000	198
Energy Transfer LP
2.900%, 5/15/25	115,000	115
5.250%, 7/1/29	320,000	325
6.050%, 12/1/26	875,000	894
EQT Corp. 3.125%, 5/15/26 144A	400,000	393
Equinor ASA 2.875%, 4/6/25	880,000	880
Gray Oak Pipeline LLC 2.600%, 10/15/25 144A	205,000	202
HF Sinclair Corp. 5.750%, 1/15/31	580,000	587
Occidental Petroleum Corp.
5.000%, 8/1/27	320,000	321
5.200%, 8/1/29	230,000	230
5.875%, 9/1/25	491,000	492
ONEOK, Inc.
4.250%, 9/24/27	785,000	778
4.850%, 7/15/26	944,000	945
5.550%, 11/1/26	410,000	415
Ovintiv, Inc.
5.375%, 1/1/26	210,000	210
5.650%, 5/15/25	465,000	465
Pioneer Natural Resources Co. 5.100%, 3/29/26	505,000	508
Sabine Pass Liquefaction LLC 5.875%, 6/30/26	978,000	986
Schlumberger Holdings Corp. 3.900%, 5/17/28 144A	740,000	729
Schlumberger Investment SA 4.500%, 5/15/28	409,000	409
South Bow USA Infrastructure Holdings LLC 4.911%, 9/1/27 144A	560,000	560
Tengizchevroil Finance Company International Ltd. 4.000%, 8/15/26 §	800,000	782

Corporate Bonds (45.3%)	Shares/ Par +	Value $ (000’s)
Energy continued
Valero Energy Corp. 5.150%, 2/15/30	180,000	182
The Williams Cos., Inc.
4.800%, 11/15/29	330,000	331
5.400%, 3/2/26	1,060,000	1,068
Woodside Finance, Ltd. 3.700%, 9/15/26 144A	229,000	226

Total		17,141

Financial (13.5%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.100%, 1/15/27	270,000	276
6.450%, 4/15/27	842,000	869
American Express Co.
5.043%, (US SOFR plus 0.930%), 7/26/28 α	350,000	354
5.098%, (US SOFR plus 1.000%), 2/16/28 α	215,000	218
American Tower Corp.
1.600%, 4/15/26	931,000	903
3.550%, 7/15/27	379,000	371
Athene Global Funding
4.860%, 8/27/26 144A	440,000	441
5.349%, 7/9/27 144A	430,000	436
5.684%, 2/23/26 144A	550,000	556
Avolon Holdings Funding, Ltd.
2.125%, 2/21/26 144A	610,000	596
5.750%, 3/1/29 144A	390,000	397
6.375%, 5/4/28 144A	185,000	191
Banco Santander SA
5.552%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.250%), 3/14/28 α	400,000	406
Bank Mandiri Persero Tbk PT 5.500%, 4/4/26 §	970,000	976
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27 α	415,000	400
3.384%, (US SOFR plus 1.330%), 4/2/26 α	580,000	580
5.080%, (US SOFR plus 1.290%), 1/20/27 α	395,000	396
Bank of Montreal 3.700%, 6/7/25	775,000	774
The Bank of New York Mellon Corp.
4.414%, (US SOFR plus 1.345%), 7/24/26 α	515,000	515
4.947%, (US SOFR plus 1.026%), 4/26/27 α	560,000	563
5.148%, (US SOFR plus 1.067%), 5/22/26 α	410,000	410
Banque Federative du Credit Mutuel SA 4.935%, 1/26/26 144A	400,000	401
Barclays PLC
5.086%, (US SOFR plus 0.960%), 2/25/29 α	555,000	559
5.304%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 8/9/26 α	385,000	386
7.325%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.050%), 11/2/26 α	390,000	396
Brighthouse Financial Global Funding 1.550%, 5/24/26 144A	145,000	140
CaixaBank SA
6.684%, (US SOFR plus 2.080%), 9/13/27 144A α	615,000	632
Capital One Financial Corp.
4.985%, (US SOFR plus 2.160%), 7/24/26 α	460,000	460

Short-Term Bond Portfolio

Corporate Bonds (45.3%)	Shares/ Par +	Value $ (000’s)
Financial continued
6.312%, (US SOFR plus 2.640%), 6/8/29 α	255,000	265
7.149%, (US SOFR plus 2.440%), 10/29/27 α	240,000	249
The Charles Schwab Corp. 2.450%, 3/3/27	906,000	874
Citigroup, Inc.
3.106%, (US SOFR plus 2.842%), 4/8/26 α	650,000	650
4.400%, 6/10/25	250,000	250
5.174%, (US SOFR plus 1.364%), 2/13/30 α	375,000	380
CNO Global Funding 1.750%, 10/7/26 144A	830,000	795
Corebridge Financial, Inc. 3.500%, 4/4/25	455,000	455
Corebridge Global Funding
4.650%, 8/20/27 144A	205,000	206
5.200%, 1/12/29 144A	185,000	188
Credit Agricole SA 5.230%, (US SOFR plus 1.130%), 1/9/29 144A α	580,000	586
Creditcorp, Ltd. 2.750%, 6/17/25 144A	200,000	199
Crown Castle, Inc.
1.050%, 7/15/26	615,000	586
2.900%, 3/15/27	580,000	560
4.300%, 2/15/29	80,000	78
4.450%, 2/15/26	570,000	568
4.800%, 9/1/28	395,000	394
5.000%, 1/11/28	285,000	286
5.600%, 6/1/29	295,000	301
Danske Bank A/S
4.613%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.100%), 10/2/30 144A α	385,000	380
5.427%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 3/1/28 144A α	390,000	396
6.259%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.180%), 9/22/26 144A α	265,000	267
Equitable Financial Life Global Funding
1.000%, 1/9/26 144A	210,000	205
1.400%, 7/7/25 144A	75,000	74
1.700%, 11/12/26 144A	305,000	292
Fortitude Group Holdings LLC 6.250%, 4/1/30 144A	1,010,000	1,021
GA Global Funding Trust 5.400%, 1/13/30 144A	535,000	545
The Goldman Sachs Group, Inc.
3.500%, 4/1/25	490,000	490
4.482%, (US SOFR plus 1.725%), 8/23/28 α	390,000	389
5.798%, (US SOFR plus 1.075%), 8/10/26 α	625,000	628
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26 α	1,220,000	1,218
4.899%, (US SOFR plus 1.030%), 3/3/29 α	500,000	501
5.130%, (US SOFR plus 1.040%), 11/19/28 α	565,000	570
5.597%, (US SOFR plus 1.060%), 5/17/28 α	520,000	529
ING Groep NV 4.858%, (US SOFR plus 1.010%), 3/25/29 α	575,000	577
Intercontinental Exchange, Inc. 3.625%, 9/1/28	309,000	301

Corporate Bonds (45.3%)	Shares/ Par +	Value $ (000’s)
Financial continued
Jackson National Life Global Funding
4.900%, 1/13/27 144A	435,000	437
5.550%, 7/2/27 144A	355,000	362
5.600%, 4/10/26 144A	615,000	621
JPMorgan Chase & Co.
2.083%, (US SOFR plus 1.850%), 4/22/26 α	890,000	889
4.080%, (US SOFR plus 1.320%), 4/26/26 α	865,000	864
4.979%, (US SOFR plus 0.930%), 7/22/28 α	395,000	399
5.040%, (US SOFR plus 1.190%), 1/23/28 α	375,000	378
5.235%, (US SOFR plus 0.885%), 4/22/27	350,000	351
Kilroy Realty LP 4.375%, 10/1/25	180,000	180
Lloyds Banking Group PLC
5.462%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.375%), 1/5/28 α	460,000	466
LPL Financial Holdings, Inc.
5.700%, 5/20/27	679,000	690
6.750%, 11/17/28	190,000	201
Marsh & McLennan Cos., Inc.
3.750%, 3/14/26	105,000	104
4.550%, 11/8/27	720,000	723
MassMutual Global Funding II 5.100%, 4/9/27 144A	1,020,000	1,036
Morgan Stanley
6.138%, (US SOFR plus 1.770%), 10/16/26 α	525,000	529
Morgan Stanley Bank NA 4.754%, 4/21/26	475,000	476
Nasdaq, Inc. 5.650%, 6/28/25	76,000	76
Northern Trust Corp. 3.950%, 10/30/25	330,000	329
The PNC Financial Services Group, Inc.
4.758%, (US SOFR Index plus 1.085%), 1/26/27 α	575,000	575
5.812%, (US SOFR plus 1.322%), 6/12/26 α	215,000	215
QNB Finance, Ltd. 1.375%, 1/26/26 §	820,000	797
Realty Income Corp. 5.050%, 1/13/26	140,000	140
Reinsurance Group of America, Inc. 3.950%, 9/15/26	428,000	425
Sammons Financial Group Global Funding 5.050%, 1/10/28 144A	275,000	278
Santander Holdings USA, Inc.
2.490%, (US SOFR plus 1.249%), 1/6/28 α	410,000	393
6.124%, (US SOFR plus 1.232%), 5/31/27 α	80,000	81
SBA Tower Trust
1.631%, 5/15/51 144A	575,000	546
1.884%, 1/15/26 144A	290,000	283
2.328%, 7/15/52 144A	225,000	210
4.831%, 10/15/29 144A	1,125,000	1,115
6.599%, 11/15/52 144A	619,000	635
Societe Generale SA
5.519%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.500%), 1/19/28 144A α	565,000	571

Short-Term Bond Portfolio

Corporate Bonds (45.3%)	Shares/ Par +	Value $ (000’s)
Financial continued
Standard Chartered PLC
5.688%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.050%), 5/14/28 144A α	390,000	397
State Bank of India 1.800%, 7/13/26 §	1,050,000	1,013
State Street Corp.
5.104%, (US SOFR plus 1.130%), 5/18/26 α	385,000	385
5.272%, 8/3/26	685,000	693
UBS Group AG
1.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.850%), 8/10/27 144A α	215,000	206
4.488%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.550%), 5/12/26 144A α	200,000	200
6.327%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 12/22/27 144A α	425,000	436
US Bancorp
4.548%, (US SOFR plus 1.660%), 7/22/28 α	590,000	590
5.727%, (US SOFR plus 1.430%), 10/21/26 α	320,000	322
Wells Fargo & Co.
2.188%, (US SOFR plus 2.000%), 4/30/26 α	400,000	399
3.908%, (US SOFR plus 1.320%), 4/25/26 α	610,000	610
4.540%, (US SOFR plus 1.560%), 8/15/26 α	590,000	590
4.900%, (US SOFR plus 0.780%), 1/24/28 α	730,000	734
The Western Union Co. 1.350%, 3/15/26	1,401,000	1,355

Total		53,160

Industrial (3.2%)
Amcor Flexibles North America, Inc. 4.000%, 5/17/25	450,000	449
Amphenol Corp.
4.750%, 3/30/26	205,000	206
5.050%, 4/5/27	205,000	208
BAE Systems PLC 5.000%, 3/26/27 144A	450,000	454
The Boeing Co.
2.196%, 2/4/26	330,000	323
3.200%, 3/1/29	420,000	394
6.259%, 5/1/27	807,000	830
Canadian Pacific Railway Co. 1.750%, 12/2/26	315,000	301
Caterpillar Financial Services Corp. 4.600%, 11/15/27	1,035,000	1,043
FedEx Corp. 3.250%, 4/1/26	913,000	902
Fortive Corp. 3.150%, 6/15/26	538,000	528
GATX Corp.
3.250%, 9/15/26	360,000	353
3.850%, 3/30/27	164,000	161
5.400%, 3/15/27	390,000	395
Huntington Ingalls Industries, Inc. 5.353%, 1/15/30	155,000	157
John Deere Capital Corp. 4.200%, 7/15/27	690,000	690

Corporate Bonds (45.3%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Mohawk Industries, Inc. 5.850%, 9/18/28	248,000	257
Northrop Grumman Corp. 3.250%, 1/15/28	120,000	116
Otis Worldwide Corp. 2.056%, 4/5/25	485,000	485
Owens Corning
3.400%, 8/15/26	257,000	253
5.500%, 6/15/27	340,000	347
Penske Truck Leasing Co. LP / PTL Finance Corp.
1.700%, 6/15/26 144A	147,000	142
5.350%, 1/12/27 144A	275,000	278
5.750%, 5/24/26 144A	1,020,000	1,031
Regal Rexnord Corp.
6.050%, 2/15/26	1,164,000	1,173
6.050%, 4/15/28	110,000	113
Republic Services, Inc.
0.875%, 11/15/25	120,000	117
4.750%, 7/15/30	195,000	196
Sydney Airport Finance Co. Pty, Ltd. 3.625%, 4/28/26 144A	117,000	116
Waste Management, Inc. 3.875%, 1/15/29 144A	815,000	797

Total		12,815

Technology (3.6%)
Advanced Micro Devices, Inc. 4.319%, 3/24/28	950,000	955
Analog Devices, Inc. 1.700%, 10/1/28	230,000	210
Atlassian Corp. 5.250%, 5/15/29	215,000	219
Cadence Design Systems, Inc. 4.200%, 9/10/27	50,000	50
CDW LLC/CDW Finance Corp. 5.100%, 3/1/30	160,000	160
Dell International LLC / EMC Corp. 4.750%, 4/1/28	540,000	543
Fiserv, Inc. 5.150%, 3/15/27	480,000	485
Fortinet, Inc. 1.000%, 3/15/26	675,000	652
Foundry JV Holdco LLC
5.500%, 1/25/31 144A	200,000	203
5.900%, 1/25/30 144A	200,000	207
Intel Corp.
3.150%, 5/11/27	188,000	182
3.750%, 8/5/27	325,000	318
4.000%, 8/5/29	350,000	338
4.875%, 2/10/28	108,000	109
International Business Machines Corp. 4.650%, 2/10/28	1,376,000	1,385
Marvell Technology, Inc. 1.650%, 4/15/26	255,000	247
Micron Technology, Inc.
4.185%, 2/15/27	95,000	94
5.375%, 4/15/28	1,085,000	1,104
NXP BV / NXP Funding LLC 5.350%, 3/1/26	75,000	75

Short-Term Bond Portfolio

Corporate Bonds (45.3%)	Shares/ Par +	Value $ (000’s)
Technology continued
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700%, 5/1/25	445,000	444
3.150%, 5/1/27	105,000	102
3.875%, 6/18/26	405,000	401
4.300%, 6/18/29	470,000	461
4.400%, 6/1/27	80,000	80
Oracle Corp. 2.500%, 4/1/25	1,250,000	1,250
Roper Technologies, Inc. 1.000%, 9/15/25	115,000	113
Synopsys, Inc.
4.650%, 4/1/28	1,030,000	1,036
4.850%, 4/1/30	655,000	659
Take-Two Interactive Software, Inc.
3.550%, 4/14/25	295,000	295
5.000%, 3/28/26	585,000	588
Western Digital Corp. 4.750%, 2/15/26	990,000	984
Workday, Inc. 3.500%, 4/1/27	265,000	260

Total		14,209

Utilities (2.7%)
American Electric Power Co., Inc. 5.200%, 1/15/29	675,000	686
Appalachian Power Co. 3.300%, 6/1/27	854,000	832
Constellation Energy Generation LLC 5.600%, 3/1/28	315,000	324
DTE Energy Co.
4.950%, 7/1/27	295,000	297
5.200%, 4/1/30	410,000	415
Enel Finance International NV
1.625%, 7/12/26 144A	645,000	621
7.050%, 10/14/25 144A	400,000	404
Exelon Corp. 5.150%, 3/15/29	200,000	203
FirstEnergy Corp. 3.900%, 7/15/27	400,000	393
FirstEnergy Transmission LLC 4.550%, 1/15/30	155,000	153
National Rural Utilities Cooperative Finance Corp.
4.120%, 9/16/27	241,000	240
4.800%, 3/15/28	421,000	426
5.100%, 5/6/27	316,000	321
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27	685,000	655
4.450%, 6/20/25	540,000	540
5.749%, 9/1/25	280,000	281
NiSource, Inc. 5.250%, 3/30/28	130,000	132
Pacific Gas & Electric Co.
3.150%, 1/1/26	285,000	281
3.500%, 6/15/25	555,000	553
Public Service Enterprise Group, Inc. 4.900%, 3/15/30	690,000	693
Sempra
3.300%, 4/1/25	385,000	385
5.400%, 8/1/26	270,000	272

Corporate Bonds (45.3%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Southern California Gas Co. 2.950%, 4/15/27	410,000	398
The Southern Co. 5.113%, 8/1/27	350,000	354
Terraform Global Operating LP 6.125%, 3/1/26 144A	441,000	438
Vistra Operations Co. LLC
5.050%, 12/30/26 144A	253,000	254
5.125%, 5/13/25 144A	234,000	234

Total		10,785

Total Corporate Bonds (Cost: $178,340)		178,925

Governments (23.5%)
Governments (23.5%)
Korea Electric Power Corp. 5.375%, 4/6/26 144A	1,000,000	1,009
Korea Housing Finance Corp. 4.625%, 2/24/28 144A	960,000	966
Korea Hydro & Nuclear Power Co., Ltd. 5.000%, 7/18/28 144A	250,000	254
Saudi International Bond 5.125%, 1/13/28 144A	560,000	567
US Treasury
3.875%, 3/31/27	3,365,000	3,331
4.125%, 1/31/27 b	30,040,000	30,142
4.125%, 2/28/27	3,370,000	3,383
4.250%, 11/30/26	14,760,000	14,831
4.250%, 12/31/26	38,260,000	38,457

Total		92,940

Total Governments (Cost: $92,529)		92,940

Structured Products (29.4%)
Asset Backed Securities (16.5%)
Alinea CLO, Ltd., Series 2018-1A, Class AR
5.203%, (US SOFR 3 Month plus 0.900%), 7/20/31 144A	250,000	250
Alinea CLO, Ltd., Series 2018-1A, Class BR
5.453%, (US SOFR 3 Month plus 1.150%), 7/20/31 144A	250,000	250
Ally Auto Receivables Trust, Series 2023-A, Class B 6.010%, 1/17/34 144A	56,658	57
Ally Auto Receivables Trust, Series 2023-A, Class C 6.080%, 1/17/34 144A	165,680	168
Ally Bank Auto Credit, Series 2024-A, Class B 5.827%, 5/17/32 144A	174,442	177
Ally Bank Auto Credit, Series 2024-A, Class C 6.022%, 5/17/32 144A	174,442	177
Ally Bank Auto Credit, Series 2024-B, Class A2 4.970%, 9/15/32 144A	209,241	211
Ally Bank Auto Credit, Series 2024-B, Class C 5.215%, 9/15/32 144A	209,241	210
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C 1.060%, 8/18/26	12,024	12

Short-Term Bond Portfolio

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C 0.890%, 10/19/26	91,446	91
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D 1.210%, 12/18/26	270,000	268
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D 1.290%, 6/18/27	575,000	560
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C 5.800%, 12/18/28	380,000	388
AMSR Trust, Series 2020-SFR3, Class B 1.806%, 9/17/37 144A	650,000	642
Amur Equipment Finance Receivables LLC, Series 2024-1A, Class C 5.550%, 1/21/31 144A	125,000	127
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E 5.020%, 12/20/28 144A	415,000	414
Applebee’s Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II 4.723%, 6/5/49 144A	737,550	724
Arbys Funding LLC, Series 2020-1A, Class A2 3.237%, 7/30/50 144A	1,002,750	955
ARI Fleet Lease Trust, Series 2024-B, Class A2 5.540%, 4/15/33 144A	419,182	422
Auxilior Term Funding LLC, Series 2023-1A, Class A2 6.180%, 12/15/28 144A	428,595	432
Auxilior Term Funding LLC, Series 2023-1A, Class A3 5.490%, 7/15/31 144A	240,000	245
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A 2.330%, 8/20/26 144A	208,333	207
Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C 6.240%, 4/20/27 144A	165,000	166
Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class C 6.180%, 10/20/27 144A	120,000	121
Avis Budget Rental Car Funding AESOP LLC, Series 2025-3A, Class D 7.320%, 2/20/28 144A	105,000	105
Battalion CLO XII, Ltd., Series 2018-12A, Class CRR
5.869%, (US SOFR 3 Month plus 1.550%), 5/17/31 144A	250,000	250
Battalion CLO XV, Ltd., Series 2025-15A, Class A1RR
5.284%, (US SOFR 3 Month plus 0.980%), 1/17/33 144A	1,560,000	1,555
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class A
5.440%, (US 30 Day Average SOFR plus 1.100%), 12/26/31 144A	165,819	166
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class A2 5.050%, 3/15/29 144A	448,954	450

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class B 5.410%, 3/15/30 144A	110,000	111
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280%, 9/26/33 144A	148,828	146
CarMax Auto Owner Trust, Series 2023-2, Class C 5.570%, 11/15/28	585,000	596
CarMax Auto Owner Trust, Series 2023-2, Class D 6.550%, 10/15/29	390,000	403
CarMax Auto Owner Trust, Series 2023-3, Class C 5.610%, 2/15/29	655,000	668
CarMax Auto Owner Trust, Series 2023-3, Class D 6.440%, 12/16/30	210,000	217
CarMax Auto Owner Trust, Series 2024-1, Class C 5.470%, 8/15/29	290,000	293
CarMax Auto Owner Trust, Series 2024-2, Class D 6.420%, 10/15/30	100,000	103
CarMax Auto Owner Trust, Series 2024-3, Class D 5.670%, 1/15/31	125,000	127
CarMax Select Receivables Trust, Series 2024-A, Class B 5.350%, 1/15/30	135,000	137
CarMax Select Receivables Trust, Series 2024-A, Class C 5.620%, 1/15/30	570,000	578
Carvana Auto Receivables Trust, Series 2024- N2, Class B 5.670%, 9/10/30 144A	405,000	411
Chase Auto Credit Linked Notes, Series 2021- 3, Class B 0.760%, 2/26/29 144A	33,855	34
Clarus Capital Funding LLC, Series 2024-1A, Class A2 4.710%, 8/20/32 144A	94,684	95
Clarus Capital Funding LLC, Series 2024-1A, Class B 4.790%, 8/20/32 144A	155,000	154
CNH Equipment Trust, Series 2024-B, Class A3 5.190%, 9/17/29	245,000	249
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2 4.500%, 5/20/49 144A	755,000	726
Dell Equipment Finance Trust, Series 2023-3, Class D 6.750%, 10/22/29 144A	100,000	102
Dell Equipment Finance Trust, Series 2024-1, Class D 6.120%, 9/23/30 144A	100,000	102
Dell Equipment Finance Trust, Series 2024-2, Class B 4.820%, 8/22/30 144A	100,000	100

Short-Term Bond Portfolio

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Dell Equipment Finance Trust, Series 2024-2, Class D 5.290%, 2/24/31 144A	410,000	412
DLLAA LLC, Series 2023-1A, Class A3 5.640%, 2/22/28 144A	395,000	401
DLLST LLC, Series 2024-1A, Class A3 5.050%, 8/20/27 144A	140,000	141
DLLST LLC, Series 2024-1A, Class A4 4.930%, 4/22/30 144A	40,000	40
Driven Brands Funding LLC, Series 2019-1A, Class A2 4.641%, 4/20/49 144A	357,729	356
Dryden Senior Loan Fund, Series 2020-86A, Class A1R
5.664%, (US SOFR 3 Month plus 1.362%), 7/17/34 144A	610,000	610
Dryden Senior Loan Fund, Series 2016-45A, Class BRR
5.952%, (US SOFR 3 Month plus 1.650%), 10/15/30 144A	515,000	515
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class A 2.610%, 1/25/34 144A	70,956	69
Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A 6.160%, 2/25/38 144A	118,247	122
Elara HGV Timeshare Issuer LLC, Series 2023-A, Class C 7.300%, 2/25/38 144A	162,360	167
Enterprise Fleet Financing LLC, Series 2023- 2, Class A2 5.560%, 4/22/30 144A	351,902	354
Enterprise Fleet Financing LLC, Series 2024- 3, Class A3 4.980%, 8/21/28 144A	150,000	152
Enterprise Fleet Financing LLC, Series 2024- 3, Class A4 5.060%, 3/20/31 144A	100,000	102
Exeter Automobile Receivables Trust, Series 2022-3A, Class C 5.300%, 9/15/27	137,619	138
Exeter Automobile Receivables Trust, Series 2022-4A, Class D 5.980%, 12/15/28	890,000	898
Exeter Automobile Receivables Trust, Series 2022-5A, Class C 6.510%, 12/15/27	887,240	891
Exeter Automobile Receivables Trust, Series 2023-1A, Class D 6.690%, 6/15/29	80,000	82
Finance of America HECM Buyout, Series 2024-HB1, Class A1A 4.000%, (AFC), 10/1/34 144A	516,793	513
FirstKey Homes Trust, Series 2020-SFR1, Class D 2.241%, 8/17/37 144A	1,080,000	1,065
FirstKey Homes Trust, Series 2020-SFR2, Class D 1.968%, 10/19/37 144A	655,000	642

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Ford Credit Auto Lease Trust, Series 2023-B, Class C 6.430%, 4/15/27	285,000	290
Ford Credit Auto Owner Trust, Series 2020-2, Class C 1.740%, 4/15/33 144A	310,000	304
Ford Credit Auto Owner Trust, Series 2023-A, Class B 5.070%, 1/15/29	905,000	913
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B 5.310%, 5/15/28 144A	155,000	156
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C 5.750%, 5/15/28 144A	245,000	247
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D 6.620%, 5/15/28 144A	440,000	445
Ford Credit Floorplan Master Owner Trust, Series 2024-1, Class B 5.480%, 4/15/29 144A	280,000	285
Fortress Credit BSL VII Ltd, Series 2024-1A, Class A1R
5.380%, (US SOFR 3 Month plus 1.090%), 7/23/32 144A	225,250	225
Fortress Credit BSL VII Ltd, Series 2024-1A, Class A2R
5.690%, (US SOFR 3 Month plus 1.400%), 7/23/32 144A	460,000	460
Fortress Credit BSL VII Ltd, Series 2024-1A, Class BR
5.940%, (US SOFR 3 Month plus 1.650%), 7/23/32 144A	585,000	586
Fortress Credit BSL VIII, Ltd., Series 2019-2A, Class A1AR
5.343%, (US SOFR 3 Month plus 1.050%), 10/20/32 144A	309,878	310
Fortress Credit BSL VIII, Ltd., Series 2019-2A, Class A2R
5.693%, (US SOFR 3 Month plus 1.400%), 10/20/32 144A	570,000	567
Fortress Credit BSL XV, Ltd., Series 2022-2A, Class AR
5.693%, (US SOFR 3 Month plus 1.400%), 10/18/33 144A	460,000	460
Frontier Issuer LLC, Series 2023-1, Class C 11.500%, 8/20/53 144A	475,000	503
Frontier Issuer LLC, Series 2024-1, Class A2 6.190%, 6/20/54 144A	110,000	113
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B 5.030%, 9/18/28	155,000	157
GMF Floorplan Owner Revolving Trust, Series 2024-4A, Class A1 4.730%, 11/15/29 144A	215,000	216
GMF Floorplan Owner Revolving Trust, Series 2024-4A, Class B 4.980%, 11/15/29 144A	525,000	527
Hardee’s Funding LLC, Series 2018-1A, Class A23 5.710%, 6/20/48 144A	266,475	263

Short-Term Bond Portfolio

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Hardee’s Funding LLC, Series 2020-1A, Class A2 3.981%, 12/20/50 144A	1,077,188	1,025
Hardee’s Funding LLC, Series 2021-1A, Class A2 2.865%, 6/20/51 144A	139,563	126
Hilton Grand Vacations Trust, Series 2020-AA, Class A 2.740%, 2/25/39 144A	118,748	115
Hilton Grand Vacations Trust, Series 2022-1D, Class A 3.610%, 6/20/34 144A	79,390	78
Hilton Grand Vacations Trust, Series 2023-1A, Class B 6.110%, 1/25/38 144A	427,110	437
Hilton Grand Vacations Trust, Series 2023-1A, Class C 6.940%, 1/25/38 144A	79,762	82
Home Partners of America Trust, Series 2022- 1, Class A 3.930%, 4/17/39 144A	417,782	413
HPEFS Equipment Trust, Series 2023-1A, Class C 5.910%, 4/20/28 144A	355,000	357
HPEFS Equipment Trust, Series 2023-2A, Class C 6.480%, 1/21/31 144A	125,000	127
HPEFS Equipment Trust, Series 2023-2A, Class D 6.970%, 7/21/31 144A	125,000	128
HPEFS Equipment Trust, Series 2024-1A, Class C 5.330%, 6/20/31 144A	680,000	685
HPEFS Equipment Trust, Series 2024-2A, Class B 5.350%, 10/20/31 144A	100,000	101
HPEFS Equipment Trust, Series 2024-2A, Class D 5.820%, 4/20/32 144A	205,000	208
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1 6.153%, 5/20/32 144A	449,036	454
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1 5.442%, 10/20/32 144A	517,898	520
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B 4.957%, 3/21/33 144A	650,000	649
Jack in the Box Funding LLC, Series 2022-1A, Class A2I 3.445%, 2/26/52 144A	390,100	375
Madison Park Funding XLII, Ltd., Series 13A, Class AR
5.440%, (US SOFR 3 Month plus 1.150%), 11/21/30 144A	307,968	308
Madison Park Funding XXIII, Ltd., Series 2017-23A, Class AR
5.532%, (US SOFR 3 Month plus 1.232%), 7/27/31 144A	452,743	453

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Madison Park Funding XXIII, Ltd., Series 2017-23A, Class BR
6.112%, (US SOFR 3 Month plus 1.812%), 7/27/31 144A	710,000	710
Madison Park Funding XXXIII, Ltd., Series 2022-33A, Class AR
5.592%, (US SOFR 3 Month plus 1.290%), 10/15/32 144A	1,025,000	1,025
Marble Point CLO XII, Ltd., Series 2018-1A, Class A
5.579%, (US SOFR 3 Month plus 1.272%), 7/16/31 144A	167,955	168
Marble Point CLO XV, Ltd., Series 2019-1A, Class A1R2
5.330%, (US SOFR 3 Month plus 1.040%), 7/23/32 144A	683,688	683
Marble Point CLO, Ltd., Series 2018-2A, Class A12R
5.493%, (US SOFR 3 Month plus 1.200%), 1/20/32 144A	1,034,583	1,034
MMAF Equipment Finance LLC, Series 2021- A, Class A5 1.190%, 11/13/43 144A	100,000	97
MVW Owner Trust, Series 2019-2A, Class A 2.440%, 10/20/38 144A	32,315	32
MVW Owner Trust, Series 2020-1A, Class A 1.740%, 10/20/37 144A	163,031	158
MVW Owner Trust, Series 2020-1A, Class B 2.730%, 10/20/37 144A	90,954	89
MVW Owner Trust, Series 2021-1WA, Class B 1.440%, 1/22/41 144A	27,977	26
MVW Owner Trust, Series 2021-1WA, Class C 1.940%, 1/22/41 144A	41,406	39
MVW Owner Trust, Series 2023-1A, Class A 4.930%, 10/20/40 144A	420,252	423
MVW Owner Trust, Series 2023-2A, Class A 6.180%, 11/20/40 144A	93,476	96
MVW Owner Trust, Series 2023-2A, Class B 6.330%, 11/20/40 144A	71,405	73
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	62,349	62
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	121,468	118
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A 2.640%, 5/15/68 144A	139,061	136
Navient Private Education Refi Loan Trust, Series 2019-GA, Class A 2.400%, 10/15/68 144A	223,891	216
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A 2.460%, 11/15/68 144A	158,806	153
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A 2.150%, 11/15/68 144A	589,537	562
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A 1.690%, 5/15/69 144A	107,162	101

Short-Term Bond Portfolio

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	68,757	64
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A 1.310%, 1/15/69 144A	32,292	30
Navistar Financial Dealer Note Master Trust, Series 2023-1, Class A 6.180%, 8/25/28 144A	360,000	361
Navistar Financial Dealer Note Master Trust, Series 2024-1, Class B 5.790%, 4/25/29 144A	50,000	50
Navistar Financial Dealer Note Master Trust, Series 2024-1, Class C 6.130%, 4/25/29 144A	75,000	76
Nelnet Student Loan Trust, Series 2020-1A, Class A
5.175%, (US SOFR 1 Month plus 0.855%), 3/26/68 144A	66,869	67
Nelnet Student Loan Trust, Series 2021-CA, Class AFX 1.320%, 4/20/62 144A	413,844	384
Nelnet Student Loan Trust, Series 2021-DA, Class AFX 1.630%, 4/20/62 144A	143,188	134
Neuberger Berman Loan Advisers CLO, Ltd., Series 2019-32A, Class AR
5.545%, (US SOFR 3 Month plus 1.252%), 1/20/32 144A	225,906	226
Neuberger Berman Loan Advisers CLO, Ltd., Series 2021-40A, Class A
5.629%, (US SOFR 3 Month plus 1.322%), 4/16/33 144A	262,542	263
Neuberger Berman Loan Advisers CLO, Ltd., Series 2021-43A, Class AR
5.368%, (US SOFR 3 Month plus 1.050%), 7/17/36 144A	1,205,000	1,203
North Mill Equipment Finance LLC, Series 2025-A, Class A2 4.720%, 7/15/32 144A	280,000	280
Northwoods Capital XIV-B, Ltd., Series 2018- 14BA, Class AR
5.565%, (US SOFR 3 Month plus 1.250%), 11/13/31 144A	603,504	603
Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class A2R4
5.450%, (US SOFR 3 Month plus 1.150%), 2/14/31 144A	570,000	570
Octane Receivables Trust, Series 2021-2A, Class A 1.210%, 9/20/28 144A	8,080	8
Octane Receivables Trust, Series 2022-1A, Class B 4.900%, 5/22/28 144A	395,000	395
Octane Receivables Trust, Series 2023-1A, Class B 5.960%, 7/20/29 144A	225,000	227
Octane Receivables Trust, Series 2023-3A, Class B 6.480%, 7/20/29 144A	135,000	138

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Octane Receivables Trust, Series 2023-3A, Class C 6.740%, 8/20/29 144A	100,000	103
Octane Receivables Trust, Series 2024-3A, Class A2 4.940%, 5/20/30 144A	170,000	170
Octane Receivables Trust, Series 2024-3A, Class C 5.510%, 10/20/31 144A	140,000	141
Octane Receivables Trust, Series 2024-RVM1, Class A 5.010%, 1/22/46 144A	352,985	355
OZLM Funding II, Ltd., Series 2012-2A, Class A1A2
5.487%, (US SOFR 3 Month plus 1.200%), 7/30/31 144A	295,963	296
OZLM XXI, Ltd., Series 2017-21A, Class A1R
5.443%, (US SOFR 3 Month plus 1.150%), 1/20/31 144A	503,364	503
PEAC Solutions Receivables LLC, Series 2025-1A, Class A2 4.940%, 10/20/28 144A	295,000	296
PEAC Solutions Receivables LLC, Series 2025-1A, Class A3 5.040%, 7/20/32 144A	240,000	241
Post Road Equipment Finance, Series 2024- 1A, Class A2 5.590%, 11/15/29 144A	77,301	78
Progress Residential Trust, Series 2021-SFR8, Class C 1.931%, 10/17/38 144A	460,000	440
Rockford Tower CLO, Ltd., Series 2019-2A, Class AR2
5.452%, (US SOFR 3 Month plus 1.130%), 8/20/32 144A	933,429	933
Romark CLO II, Ltd., Series 2018-2A, Class A2R
5.950%, (US SOFR 3 Month plus 1.650%), 7/25/31 144A	1,075,000	1,075
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B 6.451%, 12/15/32 144A	101,630	102
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class A2 5.644%, 12/15/33 144A	151,938	154
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class D 6.663%, 12/15/33 144A	212,244	216
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class B 5.622%, 6/15/32 144A	240,922	244
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class C 5.818%, 6/15/32 144A	240,922	243
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class B 4.965%, 1/18/33 144A	250,000	251
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class C 5.141%, 1/18/33 144A	250,000	250

Short-Term Bond Portfolio

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D 1.570%, 1/15/27 144A	450,000	443
Santander Drive Auto Receivables Trust, Series 2021-4, Class D 1.670%, 10/15/27	311,471	307
Santander Drive Auto Receivables Trust, Series 2023-1, Class C 5.090%, 5/15/30	260,000	261
SBNA Auto Lease Trust, Series 2024-B, Class A4 5.550%, 12/20/28 144A	540,000	548
SCF Equipment Leasing Trust, Series 2023- 1A, Class A3 6.170%, 5/20/32 144A	470,000	472
SCF Equipment Trust LLC, Series 2025-1, Class A2 4.820%, 7/22/30 144A	305,000	305
SCF Equipment Trust LLC, Series 2025-1, Class A3 5.110%, 11/21/33 144A	300,000	303
SEB Funding LLC, Series 2024-1A, Class A2 7.386%, 4/30/54 144A	600,000	615
Securitized Term Auto Receivables Trust, Series 2025-A, Class B 5.038%, 7/25/31 144A	176,070	177
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3 4.950%, 5/21/29 144A	160,000	161
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C 5.510%, 1/20/32 144A	55,000	56
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A4 5.260%, 8/20/30 144A	145,000	148
Sierra Receivables Funding Co. LLC, Series 2020-2A, Class C 3.510%, 7/20/37 144A	44,662	44
Sierra Receivables Funding Co. LLC, Series 2021-2A, Class B 1.800%, 9/20/38 144A	67,486	66
Sierra Receivables Funding Co. LLC, Series 2021-2A, Class C 1.950%, 9/20/38 144A	140,971	137
SMB Private Education Loan Trust, Series 2018-B, Class A2A 3.600%, 1/15/37 144A	48,791	48
SMB Private Education Loan Trust, Series 2018-B, Class A2B
5.154%, (US SOFR 1 Month plus 0.835%), 1/15/37 144A	116,750	116
SMB Private Education Loan Trust, Series 2020-BA, Class A1A 1.290%, 7/15/53 144A	73,952	69
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A 1.600%, 9/15/54 144A	524,487	492
SMB Private Education Loan Trust, Series 2021-B, Class A 1.310%, 7/17/51 144A	364,042	339

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Symphony CLO XXIII, Ltd., Series 2020-23A, Class AR2
5.216%, (US SOFR 3 Month plus 0.900%), 1/15/34 144A	820,000	813
Symphony CLO XXVI, Ltd., Series 2021-26A, Class AR
5.635%, (US SOFR 3 Month plus 1.342%), 4/20/33 144A	241,178	241
Tricon Residential Trust, Series 2024-SFR2, Class A 4.750%, 6/17/40 144A	279,826	278
Tricon Residential Trust, Series 2024-SFR2, Class D 6.000%, 6/17/40 144A	510,000	503
Trinitas CLO VI, Ltd., Series 2017-6A, Class ARRR
5.630%, (US SOFR 3 Month plus 1.330%), 1/25/34 144A	460,000	460
Trinitas CLO VII, Ltd., Series 2017-7A, Class A1R2
5.370%, (US SOFR 3 Month plus 1.060%), 1/25/35 144A	250,000	250
US Bank NA, Series 2023-1, Class B 6.789%, 8/25/32 144A	110,814	112
Verdant Receivables LLC, Series 2023-1A, Class A2 6.240%, 1/13/31 144A	383,207	389
Verdant Receivables LLC, Series 2024-1A, Class A2 5.680%, 12/12/31 144A	115,213	117
Voya CLO, Series 2018-3A, Class BR2
6.102%, (US SOFR 3 Month plus 1.800%), 10/15/31 144A	575,000	575
Wellfleet CLO, Ltd., Series 2018-2A, Class A1R
5.373%, (US SOFR 3 Month plus 1.080%), 10/20/31 144A	346,688	346
Wheels Fleet Lease Funding, Series 2023-2A, Class A 6.460%, 8/18/38 144A	557,069	565
Wheels Fleet Lease Funding, Series 2024-1A, Class A1 5.490%, 2/18/39 144A	597,089	602
Wind River CLO, Ltd., Series 2019-3A, Class AR2
5.362%, (US SOFR 3 Month plus 1.060%), 4/15/31 144A	364,898	365
World Omni Auto Receivables Trust, Series 2022-A, Class C 2.550%, 9/15/28	325,000	318
World Omni Select Auto Trust, Series 2021-A, Class D 1.440%, 11/15/27	180,000	176
World Omni Select Auto Trust, Series 2023-A, Class B 5.870%, 8/15/28	445,000	450

Total		65,328

Short-Term Bond Portfolio

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities (12.9%)
Angel Oak Mortgage Trust, Series 2020-3, Class A3 2.872%, (AFC), 4/25/65 144A	34,731	33
Angel Oak Mortgage Trust, Series 2021-1, Class A1 0.909%, (AFC), 1/25/66 144A	218,265	186
Angel Oak Mortgage Trust, Series 2021-1, Class A2 1.115%, (AFC), 1/25/66 144A	63,946	54
Angel Oak Mortgage Trust, Series 2021-2, Class A1 0.985%, (AFC), 4/25/66 144A	212,604	183
Angel Oak Mortgage Trust, Series 2021-2, Class A2 1.190%, (AFC), 4/25/66 144A	67,059	58
BANK, Series 2024-BNK47, Class A1 5.523%, 6/15/57	88,611	90
BANK5, Series 2024-5YR11, Class AS 6.139%, 11/15/57	325,000	335
BANK5, Series 2024-5YR12, Class A3 5.902%, (AFC), 12/15/57	185,000	193
BANK5, Series 2024-5YR12, Class AS 6.122%, (AFC), 12/15/57	225,000	232
BANK5, Series 2024-5YR9, Class A1 4.889%, 8/15/57	347,288	348
BBCMS Mortgage Trust, Series 2024-C27, Class A1 5.502%, 7/15/57	19,403	19
Benchmark Mortgage Trust, Series 2024-V11, Class AM 6.201%, (AFC), 11/15/57	275,000	284
Benchmark Mortgage Trust, Series 2024-V8, Class A1 5.514%, 7/15/57	213,098	216
BINOM Securitization Trust, Series 2021-INV1, Class A3 2.625%, (AFC), 6/25/56 144A	142,712	130
BPR Trust, Series 2021-TY, Class B
5.584%, (US SOFR 1 Month plus 1.265%), 9/25/38 144A	450,000	447
BX Commercial Mortgage Trust, Series 2024- GPA3, Class B
5.962%, (US SOFR 1 Month plus 1.642%), 12/15/39 144A	309,446	309
BX Commercial Mortgage Trust, Series 2024- MDHS, Class A
5.960%, (US SOFR 1 Month plus 1.641%), 5/15/41 144A	398,330	398
BX Commercial Mortgage Trust, Series 2024- MDHS, Class B
6.160%, (US SOFR 1 Month plus 1.841%), 5/15/41 144A	398,330	397
BX Commercial Mortgage Trust, Series 2024- SLCT, Class B
6.112%, (US SOFR 1 Month plus 1.793%), 1/15/42 144A	190,000	189
BX Commercial Mortgage Trust, Series 2024- SLCT, Class C
6.711%, (US SOFR 1 Month plus 2.392%), 1/15/42 144A	500,000	498

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
BX Trust, Series 2021-VIEW, Class A
5.713%, (US SOFR 1 Month plus 1.395%), 6/15/36 144A	255,000	254
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A
5.687%, (US SOFR 1 Month plus 1.367%), 12/15/37 144A	470,000	469
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A3 2.500%, 8/25/50 144A	224,964	194
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A4 2.500%, (AFC), 8/25/50 144A	312,451	267
COLT Mortgage Loan Trust, Series 2020-3, Class A1 1.506%, (AFC), 4/27/65 144A	13,240	13
COLT Mortgage Loan Trust, Series 2021-1, Class A2 1.167%, (AFC), 6/25/66 144A	203,771	171
COLT Mortgage Loan Trust, Series 2024-6, Class A2 5.644%, (AFC), 11/25/69 144A ∑	577,514	576
COLT Mortgage Loan Trust, Series 2024-INV4, Class A3 6.111%, (AFC), 5/25/69 144A ∑	543,893	546
COLT Mortgage Loan Trust, Series 2025-INV2, Class A1 5.601%, (AFC), 2/25/70 144A ∑	428,992	430
COMM Mortgage Trust, Series 2014-CR15, Class B 3.920%, (CSTR), 2/10/47	222,045	216
COMM Mortgage Trust, Series 2014-CR19, Class D 4.512%, (CSTR), 8/10/47 144A	70,395	67
Connecticut Avenue Securities, Series 2025- R01, Class 1M1
5.436%, (US 30 Day Average SOFR plus 1.100%), 1/25/45 144A	439,955	439
Credit Suisse Mortgage Trust, Series 2020- NET, Class A 2.256%, 8/15/37 144A	79,105	78
Credit Suisse Mortgage Trust, Series 2020- NET, Class D 3.716%, (CSTR), 8/15/37 144A	445,000	434
Cross Mortgage Trust, Series 2024-H6, Class A2 5.383%, (AFC), 9/25/69 144A ∑	383,419	381
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.718%, 8/15/48	278,112	277
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3 1.260%, (AFC), 4/25/66 144A	89,695	79
Ellington Financial Mortgage Trust, Series 2019-2, Class A3 3.046%, (AFC), 11/25/59 144A	28,045	27
Ellington Financial Mortgage Trust, Series 2021-3, Class A3 1.550%, (AFC), 9/25/66 144A	138,518	115

Short-Term Bond Portfolio

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Ellington Financial Mortgage Trust, Series 2024-INV2, Class A1 5.035%, (AFC), 10/25/69 144A ∑	462,346	458
Ellington Financial Mortgage Trust, Series 2024-INV2, Class A2 5.289%, (AFC), 10/25/69 144A ∑	262,807	260
Ellington Financial Mortgage Trust, Series 2024-NQM1, Class A1B 5.810%, (AFC), 11/25/69 144A ∑	875,221	877
Extended Stay America Trust, Series 2021- ESH, Class C
6.133%, (US SOFR 1 Month plus 1.815%), 7/15/38 144A	415,752	415
Federal Home Loan Mortgage Corp.
2.500%, 1/1/52	502,463	422
2.500%, 4/1/52	273,294	230
3.000%, 11/1/34	24,939	24
3.000%, 6/1/52	458,088	397
3.500%, 3/1/46	27,234	25
3.500%, 12/1/47	248,816	228
4.000%, 12/1/49	76,753	72
4.500%, 5/1/50	44,837	43
4.500%, 9/1/52	1,597,731	1,531
5.000%, 12/1/41	95,410	96
5.500%, 8/1/53	513,886	518
5.500%, 10/1/54	99,842	101
6.000%, 9/1/34	799	1
6.000%, 2/1/35	14,921	15
6.000%, 9/1/35	5,070	5
6.000%, 10/1/54	359,545	366
6.000%, 12/1/54	204,815	210
6.500%, 9/1/54	71,858	74
6.500%, 12/1/54	50,028	52
6.500%, 1/1/55	97,954	101
7.000%, 3/1/39	25,468	27
7.500%, 6/1/38	21,846	23
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1 3.859%, (CSTR), 5/25/47 144A	6,501	6
Federal Home Loan Mortgage Corp., Series 3713, Class PA 2.000%, 2/15/40	5,462	5
Federal Home Loan Mortgage Corp., Series K753, Class A1 4.600%, 6/25/30	324,311	328
Federal National Mortgage Association
2.000%, 10/1/50	193,584	155
2.500%, 1/1/52	696,310	585
3.000%, 9/1/28	78,941	77
3.000%, 12/1/34	59,202	57
3.000%, 3/1/35	24,530	23
3.500%, 5/1/27	60,199	60
3.500%, 4/1/46	170,736	157
3.500%, 2/1/48	297,521	272
3.500%, 1/1/52	112,639	102
4.000%, 1/1/47	46,358	44
4.000%, 2/1/49	9,430	9
4.000%, 11/1/49	26,627	25
4.000%, 12/1/49	8,568	8
4.000%, 8/1/52	175,424	164

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.000%, 9/1/52	886,973	828
4.500%, 5/1/40	34,296	34
4.500%, 9/1/40	30,710	30
4.500%, 5/1/41	62,275	61
4.500%, 8/1/48	18,642	18
4.500%, 9/1/48	16,923	16
4.500%, 10/1/48	123,214	120
4.500%, 11/1/48	24,389	24
4.500%, 12/1/48	128,636	125
4.500%, 5/1/49	69,078	67
4.500%, 1/1/50	17,469	17
5.000%, 10/1/33	46,816	47
5.000%, 6/1/40	29,317	30
5.000%, 7/1/45	44,471	45
5.000%, 9/1/48	41,467	41
5.000%, 2/1/49	19,487	19
5.000%, 8/1/49	15,676	16
5.000%, 10/1/52	579,759	570
5.000%, 9/1/53	2,539,345	2,495
5.000%, 10/1/53	1,795,162	1,763
5.000%, 9/1/54	822,438	807
5.500%, 8/1/37	28,241	29
5.500%, 2/1/38	110,876	113
5.500%, 9/1/53	24,593	25
5.500%, 10/1/53	306,963	309
5.500%, 2/1/54	390,200	393
5.500%, 3/1/54	556,383	561
5.500%, 5/1/54	44,143	44
5.500%, 10/1/54	209,468	211
6.000%, 3/1/34	23,736	24
6.000%, 8/1/34	65,830	68
6.000%, 11/1/34	2,496	3
6.000%, 12/1/34	887	1
6.000%, 4/1/35	1,596	2
6.000%, 5/1/38	1,140	1
6.000%, 10/1/40	55,814	58
6.000%, 2/1/49	228,006	238
6.000%, 6/1/54	578,628	590
6.000%, 8/1/54	206,548	212
6.500%, 7/1/32	7,283	8
6.500%, 12/1/32	6,862	7
6.500%, 2/1/54	4,905,903	5,060
6.500%, 9/1/54	41,507	43
6.500%, 1/1/55	45,176	47
Federal National Mortgage Association, Series 2011-113, Class AG 2.500%, 11/25/26	787	1
Federal National Mortgage Association, Series 2017-90, Class KA 3.000%, 11/25/47	140,368	131
Flagstar Mortgage Trust, Series 2020-1INV, Class A11
5.285%, (US SOFR 1 Month plus 0.965%), 3/25/50 144A	88,375	85
Galton Funding Mortgage Trust, Series 2018- 1, Class A33 3.500%, (AFC), 11/25/57 144A	18,862	17
Galton Funding Mortgage Trust, Series 2019- 1, Class A21 4.500%, (AFC), 2/25/59 144A	22,677	22

Short-Term Bond Portfolio

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Galton Funding Mortgage Trust, Series 2019- 1, Class A32 4.000%, (AFC), 2/25/59 144A	9,866	9
Galton Funding Mortgage Trust, Series 2019- H1, Class M1 3.339%, (AFC), 10/25/59 144A	260,000	248
Galton Funding Mortgage Trust, Series 2020- H1, Class M1 2.832%, (AFC), 1/25/60 144A	285,000	237
Government National Mortgage Association
3.000%, 9/20/47	407,071	365
3.500%, 12/20/42	2,630	2
3.500%, 9/20/43	35,923	34
3.500%, 8/20/44	68,248	64
3.500%, 10/20/46	458	–π
3.500%, 11/20/46	27,515	25
3.500%, 1/20/47	30,289	28
3.500%, 7/20/52	940,990	863
4.000%, 3/20/48	56,018	53
4.000%, 4/20/50	208,161	196
4.000%, 10/20/50	128,940	122
4.000%, 9/20/52	173,445	163
4.500%, 7/20/41	146,035	144
5.000%, 3/20/34	134,668	135
5.000%, 1/20/48	22,830	23
5.000%, 2/20/48	113,669	114
5.500%, 6/20/37	32,727	34
5.500%, 9/15/45	94,073	97
5.500%, 3/20/48	16,765	17
5.500%, 12/20/48	9,400	10
5.500%, 2/20/49	120,161	122
Government National Mortgage Association TBA
5.000%, 3/20/55	310,000	305
5.500%, 3/20/55	1,045,000	1,047
GS Mortgage Backed Securities Trust, Series 2014-EB1A, Class 2A1 6.218%, (CSTR), 7/25/44 144A	2,271	2
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B
6.260%, (US SOFR 1 Month plus 1.941%), 5/15/37 144A	485,000	484
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A
6.161%, (US SOFR 1 Month plus 1.842%), 9/15/41 144A	345,000	345
Imperial Fund Mortgage Trust, Series 2021- NQM2, Class A3 1.516%, ( AFC), 9/25/56 144A	199,469	168
Imperial Fund Mortgage Trust, Series 2022- NQM4, Class A1 4.767%, (AFC), 6/25/67 144A ∑	631,268	629
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C
6.534%, (US SOFR 1 Month plus 2.215%), 9/15/29 144A	250,000	216
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class B
6.454%, (US SOFR 1 Month plus 2.135%), 10/15/33 144A	540,000	534

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class C
6.854%, (US SOFR 1 Month plus 2.535%), 10/15/33 144A	440,000	435
JP Morgan Mortgage Trust, Series 2020-INV1, Class A11
5.265%, (US SOFR 1 Month plus 0.945%), (AFC), 8/25/50 144A	36,668	35
JP Morgan Mortgage Trust, Series 2020-INV1, Class A15 3.500%, (AFC), 8/25/50 144A	59,691	54
KNDR Trust, Series 2021-KIND, Class C
6.190%, (US SOFR 1 Month plus 1.865%), 8/15/38 144A	575,276	562
LSTAR Commercial Mortgage Trust, Series 2017-5, Class AS 4.021%, 3/10/50 144A	340,000	322
MED Commercial Mortgage Trust, Series 2024-MOB, Class A
5.911%, (US SOFR 1 Month plus 1.592%), 5/15/41 144A	440,000	434
MetLife Securitization Trust, Series 2017-1A, Class A 3.000%, (AFC), 4/25/55 144A	53,713	51
MFRA Trust, Series 2021-INV1, Class A1 0.852%, (AFC), 1/25/56 144A	50,189	48
MFRA Trust, Series 2021-NQM2, Class A1 1.381%, (AFC), 4/25/65 144A	177,051	170
MFRA Trust, Series 2021-NQM2, Class A2 1.317%, (AFC), 11/25/64 144A	92,156	80
Morgan Stanley Capital I Trust, Series 2014- 150E, Class A 3.912%, 9/9/32 144A	610,000	547
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class A4 2.500%, (AFC), 5/25/51 144A	113,894	102
OBX Trust, Series 2019-EXP2, Class 2A2
5.634%, (US SOFR 1 Month plus 1.315%), 7/25/59 144A	29,293	29
OBX Trust, Series 2019-EXP3, Class 2A1
5.335%, (US SOFR 1 Month plus 1.015%), (AFC), 10/25/59 144A	33,354	33
OBX Trust, Series 2020-EXP1, Class 2A1
5.185%, (US SOFR 1 Month plus 0.865%), 2/25/60 144A	87,348	87
OBX Trust, Series 2020-EXP1, Class 2A2
5.385%, (US SOFR 1 Month plus 1.065%), 2/25/60 144A	51,980	51
OBX Trust, Series 2020-EXP2, Class A9 3.000%, (AFC), 5/25/60 144A	37,251	33
OBX Trust, Series 2020-INV1, Class A5 3.500%, (AFC), 12/25/49 144A	34,493	31
ONE Park Mortgage Trust, Series 2021-PARK, Class B
5.383%, (US SOFR 1 Month plus 1.065%), 3/15/36 144A	755,000	736
ONE Park Mortgage Trust, Series 2021-PARK, Class C
5.533%, (US SOFR 1 Month plus 1.215%), 3/15/36 144A	405,000	392

Short-Term Bond Portfolio

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
RCKT Mortgage Trust, Series 2024-CES8, Class A1A 5.490%, (AFC), 11/25/44 144A ∑	629,408	629
RCKT Mortgage Trust, Series 2024-CES9, Class A1A 5.582%, (AFC), 12/25/44 144A ∑	121,034	121
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B
6.060%, (US SOFR 1 Month plus 1.741%), 5/15/39 144A	400,000	399
Sequoia Mortgage Trust, Series 2018-CH2, Class A21 4.000%, (AFC), 6/25/48 144A	15,036	14
Sequoia Mortgage Trust, Series 2018-CH2, Class A3 4.000%, (AFC), 6/25/48 144A	34,682	32
Sequoia Mortgage Trust, Series 2018-CH3, Class A19 4.500%, (AFC), 8/25/48 144A	1,539	2
STACR Trust, Series 2021-DNA5, Class M2
5.990%, (US 30 Day Average SOFR plus 1.650%), 1/25/34 144A	100,758	101
STACR Trust, Series 2021-DNA7, Class M1
5.190%, (US 30 Day Average SOFR plus 0.850%), 11/25/41 144A	85,803	86
STACR Trust, Series 2021-DNA7, Class M2
6.140%, (US 30 Day Average SOFR plus 1.800%), 11/25/41 144A	375,000	377
STACR Trust, Series 2022-DNA5, Class M1A
7.290%, (US 30 Day Average SOFR plus 2.950%), 6/25/42 144A	345,264	352
STACR Trust, Series 2023-HQA3, Class A1
6.190%, (US 30 Day Average SOFR plus 1.850%), 11/25/43 144A	157,312	159
STACR Trust, Series 2025-DNA1, Class A1
5.290%, (US 30 Day Average SOFR plus 0.950%), 1/25/45 144A	159,750	159
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3 2.916%, (AFC), 9/27/49 144A	170,252	168
Starwood Mortgage Residential Trust, Series 2020-1, Class A2 2.408%, (AFC), 2/25/50 144A	134,511	128
Starwood Mortgage Residential Trust, Series 2021-2, Class A1 0.943%, (AFC), 5/25/65 144A	95,390	89
Starwood Mortgage Residential Trust, Series 2021-4, Class A1 1.162%, (AFC), 8/25/56 144A	467,784	418
Toorak Mortgage Corp., Series 2021-INV1, Class A2 1.409%, (AFC), 7/25/56 144A	83,392	74
Towd Point Mortgage Trust, Series 2015-1, Class A1 3.000%, (AFC), 1/28/58 144A	20,720	20
Towd Point Mortgage Trust, Series 2017-3, Class A1 2.750%, (AFC), 7/25/57 144A	1,130	1
Towd Point Mortgage Trust, Series 2022-4, Class A1 3.750%, (AFC), 9/25/62 144A	700,426	664

Structured Products (29.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
TX Trust, Series 2024-HOU, Class B
6.410%, (US SOFR 1 Month plus 2.091%), 6/15/39 144A	535,000	534
Uniform Mortgage Backed Security TBA 5.000%, 4/15/40	445,000	447
Verus Securitization Trust, Series 2020-5, Class A3 2.733%, (AFC), 5/25/65 144A ∑	46,449	45
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	63,144	56
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	51,548	45
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	119,231	106
Verus Securitization Trust, Series 2021-2, Class A2 1.052%, (AFC), 1/25/66 144A	87,632	77
Verus Securitization Trust, Series 2021-R1, Class A2 1.057%, (AFC), 10/25/63 144A	27,443	26
Verus Securitization Trust, Series 2021-R2, Class A1 0.918%, (AFC), 2/25/64 144A	125,507	116
Verus Securitization Trust, Series 2022-6, Class A1 4.910%, (AFC), 6/25/67 144A ∑	185,980	185
Verus Securitization Trust, Series 2023-6, Class A2 6.939%, (AFC), 9/25/68 144A ∑	195,091	198
Verus Securitization Trust, Series 2023-7, Class A2 7.272%, (AFC), 10/25/68 144A ∑	232,942	237
Verus Securitization Trust, Series 2023-8, Class A2 6.664%, (AFC), 12/25/68 144A ∑	150,778	153
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	30,906	30

Total		51,071

Total Structured Products (Cost: $117,465)		116,399

Short-Term Investments (1.5%)
Commercial Paper (1.1%)
Arrow Electronics, Inc. 0.000%, 4/1/25 144A	1,145,000	1,145
CVS Health Corp. 0.000%, 4/7/25 144A	1,120,000	1,119
Harley-Davidson, Inc. 0.000%, 4/2/25 144A	1,045,000	1,044
WPP CP LLC 0.000%, 4/14/25 144A	1,130,000	1,128

Total		4,436

Industrial (0.1%)
Brambles USA, Inc.

Short-Term Bond Portfolio

Short-Term Investments (1.5%)	Shares/ Par +	Value $ (000’s)
Industrial continued
4.125%, 10/23/25 144A	395,000	394

Total		394

Utilities (0.3%)
The AES Corp. 1.375%, 1/15/26	815,000	793
NRG Energy, Inc. 2.000%, 12/2/25 144A	275,000	269

Total		1,062

Total Short-Term Investments (Cost: $5,893)		5,892

Total Investments (99.7%) (Cost: $394,227)@		394,156

Other Assets, Less Liabilities (0.3%)		1,234

Net Assets (100.0%)		395,390

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	4,700	47	6/25	$5,083	$(25)	$2
Ten-Year US Treasury Note Future	Short	USD	8,700	87	6/25	9,676	(115)	(1)
Two-Year US Treasury Note Future	Long	USD	94,200	471	6/25	97,578	387	(4)
Ultra Long Term US Treasury Bond Future	Short	USD	1,600	16	6/25	1,956	14	(7)
Ultra Ten-Year US Treasury Note Future	Short	USD	3,100	31	6/25	3,538	(15)	(3)
							$246	$(13)

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$2	$2	$–	$(15)	$ (15)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2025, the aggregate value of these securities was $7,095 (in thousands), representing 1.8% of net assets.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025 the value of these securities (in thousands) was $132,700 representing 33.6% of the net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
b	Part or all of the security has been pledged as collateral.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
π	Amount is less than one thousand.
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $394,227 and the net unrealized appreciation of investments based on that cost was $175 which is comprised of $2,792 aggregate gross unrealized appreciation and $2,617 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$178,925	$—
Governments	—	92,940	—
Structured Products	—	116,399	—
Short-Term Investments	—	5,892	—
Other Financial Instruments^
Futures	401	—	—

Total Assets:	$401	$394,156	$—

Liabilities:
Other Financial Instruments^
Futures	(155)	—	—

Total Liabilities:	$(155)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand